Schedule of Investments (unaudited)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR300	$367,160
Austria — 0.8%
ams-OSRAM AG
7.25%, 05/31/32(a)	EUR600	698,860
10.50%, 03/30/29(a)	EUR383	467,132
Benteler International Austria GmbH, 7.25%, 06/15/31(a)	EUR300	366,762
Constantia Flexibles GmbH, 6.25%, 07/15/32(a)	EUR300	347,733
Kommunalkredit Austria AG, Series ., 5.50%, 09/24/35, (5-year EURIBOR ICE Swap + 3.35%)(b)	EUR100	114,542
		1,995,029
Belgium — 0.9%
Azelis Finance NV
4.13%, 03/10/31(a)	EUR225	256,975
4.75%, 09/25/29(a)	EUR400	467,770
Elia Group SA/NV
4.63%, (5-year EURIBOR ICE Swap + 1.86%)(a)(b)(c)	EUR500	575,358
5.85%, (5-year EURIBOR ICE Swap + 2.51%)(a)(b)(c)	EUR300	355,983
Ontex Group NV, 5.25%, 04/15/30(a)	EUR200	205,907
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR300	342,829
		2,204,822
Canada — 0.1%
Southern Pacific Resource Corp., 8.75%, 01/25/18(d)(e)(f)(g)	CAD50	—
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 8.25%, 05/15/30(a)	EUR200	207,383
		207,383
Cyprus — 0.1%
Bank of Cyprus Holdings PLC, 4.25%, 09/18/36, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR200	227,459
Denmark — 0.1%
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR300	343,763
Finland — 0.9%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(a)	EUR100	114,853
Citycon OYJ, 7.88%, (5-year EURIBOR ICE Swap + 4.96%)(a)(b)(c)	EUR150	145,447
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR125	136,340
5.00%, 03/11/30(a)	EUR200	221,419
5.38%, 07/08/31(a)	EUR200	219,787
6.50%, 03/08/29(a)	EUR200	235,290
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR425	492,172
Stora Enso OYJ
5.63%, (5-year EURIBOR ICE Swap + 2.84%)(a)(b)(c)	EUR300	349,655
5.88%, Series ., (5-year EURIBOR ICE Swap + 3.12%)(a)(b)(c)	EUR300	349,593
		2,264,556
Security	Par (000)	Value
France — 20.4%
Accor SA
4.88%, (5-year EURIBOR ICE Swap + 2.67%)(a)(b)(c)	EUR300	$348,088
7.25%, (5-year EUR Swap + 4.11%)(a)(b)(c)	EUR300	368,882
Afflelou SAS, 6.00%, 07/25/29(a)	EUR300	356,146
Air France-KLM
3.75%, 09/04/30(a)	EUR300	336,477
3.88%, 01/14/31(a)	EUR300	336,936
4.25%, 07/01/31(a)	EUR300	339,036
4.63%, 05/23/29(a)	EUR400	469,880
5.75%, Series ., (5-year EURIBOR ICE Swap + 3.58%)(a)(b)(c)	EUR300	345,664
8.50%, 05/31/28(a)	EUR300	372,827
Alstom SA
5.25%, (5-year EURIBOR ICE Swap + 2.38%)(a)(b)(c)	EUR400	462,951
5.87%, (5-year EURIBOR ICE Swap + 2.93%)(a)(b)(c)	EUR500	592,342
Altice France SA
4.75%, 10/15/30(a)	EUR397	444,736
5.38%, 04/15/32(a)	EUR247	278,821
5.50%, 10/15/31(a)	EUR272	307,797
5.63%, 07/15/32(a)	EUR371	420,015
7.25%, 11/01/29(a)	EUR396	459,734
Atos Group
1.04%, 12/18/32(a)(h)	EUR100	80,334
5.20%, 12/18/30(a)(h)	EUR399	444,201
8.13%, 05/21/31(a)	EUR600	669,444
Banijay Entertainment SAS, 7.00%, 05/01/29(a)	EUR300	354,716
Banijay Gaming SAS, 5.13%, 12/10/31(a)	EUR550	641,544
Bertrand Franchise Finance SAS, 6.50%, 07/18/30(a)	EUR200	232,643
CAB SELAS, 7.75%, 08/09/31(a)	EUR700	821,719
CCF Holding SAS, 5.00%, 05/27/35, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	115,622
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR300	243,045
Chrome Holdco SAS, 5.00%, 05/31/29(a)	EUR100	10,048
Clariane SE
2.25%, 10/15/28(a)	EUR100	110,716
6.88%, 04/15/31(a)	EUR500	587,805
7.88%, 06/27/30(a)	EUR300	365,089
CMA CGM SA
4.88%, 01/15/32(a)	EUR400	456,875
5.00%, 01/15/31(a)	EUR350	406,257
5.50%, 07/15/29(a)	EUR300	354,165
Derichebourg SA, 2.25%, 07/15/28(a)	EUR100	112,377
Egis SA, 5.13%, 05/15/31(a)	EUR200	233,904
Elior Group SA, 5.63%, 03/15/30(a)	EUR400	452,686
Emeria SASU
3.38%, 03/31/28(a)	EUR200	182,697
7.75%, 03/31/28(a)	EUR200	189,373
Eramet SA
6.50%, 11/30/29(a)	EUR300	343,530
7.25%, 05/22/28(a)	EUR300	350,209
Eutelsat Communications SACA
5.75%, 03/15/31(a)	EUR550	645,490
6.25%, 03/15/33(a)	EUR350	413,357
Eutelsat SA, 1.50%, 10/13/28(a)	EUR300	333,131
Flamingo Lux II SCA, 5.00%, 03/31/29(a)	EUR100	38,358

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Fnac Darty SA
6.00%, 04/01/29(a)	EUR300	$356,321
Series ., 4.75%, 04/01/32(a)	EUR200	235,362
Forvia SE
2.38%, 06/15/27(a)	EUR100	114,230
2.38%, 06/15/29(a)	EUR200	221,783
3.75%, 06/15/28(a)	EUR304	348,994
5.13%, 06/15/29(a)	EUR300	352,419
5.38%, 03/15/31(a)	EUR300	351,538
5.50%, 06/15/31(a)	EUR425	499,940
5.63%, 06/15/30(a)	EUR475	561,787
FR Bondco SAS, 6.88%, 10/31/32(a)	EUR100	116,942
Getlink SE, 4.13%, 04/15/30(a)	EUR350	406,897
Goldstory SAS, 6.75%, 02/01/30(a)	EUR300	352,669
Holding d'Infrastructures des Metiers de l'Environnement SAS
3.88%, 01/31/31(a)	EUR300	344,208
4.88%, 10/24/29(a)	EUR300	353,478
Series ., 0.63%, 09/16/28(a)	EUR300	330,663
HomeVi SASU, 6.63%, 10/31/31(a)	EUR300	349,371
Iliad Holding SAS
1.88%, 02/11/28(a)	EUR300	337,859
4.13%, 10/15/31(a)	EUR300	344,546
4.25%, 12/15/29(a)	EUR300	349,389
4.25%, 01/09/32(a)	EUR300	346,808
5.38%, 06/14/27(a)	EUR200	233,529
5.38%, 02/15/29(a)	EUR300	358,020
5.38%, 04/15/30(a)	EUR300	352,948
5.63%, 10/15/28(a)	EUR300	347,098
5.63%, 02/15/30(a)	EUR400	485,060
6.88%, 04/15/31(a)	EUR500	603,354
Series ., 5.38%, 05/02/31(a)	EUR300	363,690
IM Group SAS, 8.00%, 09/01/30(a)	EUR100	96,028
IPD 3 BV, 5.50%, 06/15/31(a)	EUR500	555,232
Kapla Holding SAS
5.00%, 04/30/31(a)	EUR400	462,464
5.13%, 04/30/32(a)	EUR200	230,991
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	109,722
Loxam SAS
4.25%, 02/15/30(a)	EUR300	344,779
4.25%, 02/15/31(a)	EUR300	342,134
4.63%, 07/22/31(a)	EUR350	402,070
5.00%, 01/22/33(a)	EUR250	287,507
6.38%, 05/31/29(a)	EUR270	319,851
Mobilux Finance SAS
4.25%, 07/15/28(a)	EUR250	287,272
7.00%, 05/15/30(a)	EUR100	118,959
New Immo Holding SA
3.25%, 07/23/27(a)	EUR200	229,656
4.88%, 12/08/28(a)	EUR100	115,729
4.88%, 12/08/28(a)	EUR300	347,188
4.95%, 11/14/30(a)	EUR300	344,234
5.50%, 04/23/31(a)	EUR200	231,305
5.88%, 04/17/28(a)	EUR400	470,277
6.00%, 03/22/29(a)	EUR400	473,318
Nexans SA
4.13%, 05/29/29(a)	EUR300	348,713
4.25%, 03/11/30(a)	EUR200	233,543
5.50%, 04/05/28(a)	EUR300	354,978
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR700	823,899
Security	Par (000)	Value
France (continued)
Opmobility
4.30%, 02/05/31(a)	EUR200	$232,108
4.88%, 03/13/29(a)	EUR300	353,984
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR300	346,037
Paprec Holding SA
3.50%, 07/01/28(a)	EUR200	229,582
4.13%, 07/15/30(a)	EUR500	572,251
4.50%, 07/15/32(a)	EUR400	457,035
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR400	475,057
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR300	343,291
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR500	591,881
Renault SA
1.13%, 10/04/27(a)	EUR200	225,043
2.50%, 04/01/28(a)	EUR400	453,834
3.88%, 09/30/30(a)	EUR500	571,838
4.13%, 06/09/31(a)	EUR300	342,727
Rexel SA
2.13%, 06/15/28(a)	EUR300	337,988
2.13%, 12/15/28(a)	EUR300	335,579
4.00%, 09/15/30(a)	EUR200	231,465
5.25%, 09/15/30(a)	EUR200	236,371
Roquette Freres SA
5.49%, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)(c)	EUR300	348,275
6.00%, (5-year EURIBOR ICE Swap + 3.10%)(a)(b)(c)	EUR400	461,849
Seche Environnement SACA
2.25%, 11/15/28(a)	EUR200	223,274
4.50%, 03/25/30(a)	EUR300	345,998
5.87%, (5-year EURIBOR ICE Swap + 3.71%)(a)(b)(c)	EUR100	114,202
SPIE SA
3.75%, 05/28/30(a)	EUR400	460,444
3.88%, 05/18/31(a)	EUR300	341,633
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR225	241,375
5.88%, 04/30/30(a)	EUR100	110,765
7.25%, 04/15/28(a)	EUR200	232,399
8.13%, 04/30/32(a)	EUR200	229,610
Unibail-Rodamco-Westfield SE
4.75%, (5-year EURIBOR ICE Swap + 2.43%)(a)(b)(c)	EUR400	458,419
4.88%, (5-year EUR Swap + 2.51%)(a)(b)(c)	EUR500	579,065
Valeo SE
1.00%, 08/03/28(a)	EUR300	330,353
4.50%, 04/11/30(a)	EUR500	582,189
4.63%, 03/23/32(a)	EUR300	345,226
4.88%, 02/03/33(a)	EUR400	457,114
5.13%, 05/20/31(a)	EUR400	474,747
5.88%, 04/12/29(a)	EUR300	364,560
Veolia Environnement SA
2.00%, (5-year EUR Swap + 2.08%)(a)(b)(c)	EUR200	224,253
4.32%, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR500	563,700
4.37%, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)(c)	EUR300	344,632
5.99%, (5-year EUR Swap + 2.82%)(a)(b)(c)	EUR300	360,270

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Series ., 2.50%, (5-year EUR Swap + 2.84%)(a)(b)(c)	EUR700	$773,039
Verallia SA
1.75%, 05/14/28(a)	EUR100	111,862
3.50%, 11/14/29(a)	EUR200	225,537
3.88%, 11/04/32(a)	EUR400	439,656
4.38%, 11/14/33(a)	EUR200	221,782
Viridien, 8.50%, 10/15/30(a)	EUR271	329,410
Worldline SA/France
0.88%, 06/30/27(a)	EUR200	219,401
4.13%, 09/12/28(a)	EUR300	321,243
5.25%, 11/27/29(a)	EUR200	205,462
5.50%, 06/10/30(a)	EUR300	304,639
		50,060,873
Germany — 12.4%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR200	237,984
alstria SARL
4.25%, 10/15/29(a)	EUR300	338,290
5.50%, 03/20/31(a)	EUR300	345,644
APCOA GmbH, 6.00%, 04/15/31(a)	EUR300	347,337
Aroundtown Finance SARL
5.00%, (5-year EURIBOR ICE Swap + 2.35%)(b)(c)	EUR425	476,741
5.13%, (5-year EURIBOR ICE Swap + 3.04%)(a)(b)(c)	EUR450	482,063
5.25%, (5-year EURIBOR ICE Swap + 3.43%)(a)(b)(c)	EUR325	356,238
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(a)	EUR200	228,557
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.18%)(a)(b)	EUR400	456,071
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR400	468,689
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR500	589,659
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR400	481,440
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR600	750,033
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR300	347,272
Birkenstock Group BV & Co. KG, 4.50%, 06/15/33(a)	EUR500	576,626
Ceconomy AG, 6.25%, 07/15/29(a)	EUR300	356,458
Cheplapharm Arzneimittel GmbH
6.75%, 02/15/32(a)	EUR600	695,357
7.13%, 06/15/31(a)	EUR400	469,020
7.50%, 05/15/30(a)	EUR300	357,258
Cidron Atrium SE, 5.63%, 02/15/33(a)	EUR200	224,628
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR200	236,855
CTEC II GmbH, 5.25%, 02/15/30(a)	EUR300	333,309
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(h)	EUR176	182,294
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR300	349,320
Deutsche Pfandbriefbank AG, 7.13%, 10/04/35, (5-year EURIBOR ICE Swap + 4.86%)(a)(b)	EUR200	222,200
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR300	323,721
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR500	585,356
Security	Par (000)	Value
Germany (continued)
Grand City Properties Finance SARL
4.75%, (5-year EURIBOR ICE Swap + 2.72%)(a)(b)(c)	EUR400	$441,908
5.25%, (5-year EURIBOR ICE Swap + 2.95%)(a)(b)(c)	EUR325	365,639
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR300	345,885
4.63%, 11/15/31(a)	EUR400	463,162
6.75%, 05/15/30(a)	EUR100	119,222
Hapag-Lloyd AG, 2.50%, 04/15/28(a)	EUR100	113,425
HelloFresh SE, 5.50%, 07/08/31(a)	EUR200	221,322
HT Troplast GmbH, 7.63%, 07/15/31(a)	EUR300	349,540
IHO Verwaltungs GmbH
5.63%, 05/15/31, (5.63% Cash or 6.38% PIK)(a)(i)	EUR325	390,181
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(i)	EUR400	480,968
7.00%, 11/15/31, (7.00% Cash and 7.75% PIK)(a)(i)	EUR300	369,385
KION Group AG
4.00%, 11/20/29(a)	EUR325	377,897
4.13%, 03/24/31(a)	EUR275	316,593
Lanxess AG, 1.75%, 03/22/28(a)	EUR400	448,043
LANXESS AG
0.01%, 09/08/27(a)	EUR250	278,064
0.63%, 12/01/29(a)	EUR300	310,531
4.38%, 06/24/31(a)	EUR300	337,193
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	113,009
6.50%, 05/02/31(a)	EUR300	358,924
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR160	196,078
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR300	345,514
5.63%, 02/21/30(a)	EUR400	464,377
PCF GmbH, 4.75%, 04/15/29(a)	EUR100	51,789
ProCredit Holding AG, 9.50%, 07/25/34, (5-year EURIBOR ICE Swap + 6.63%)(a)(b)	EUR100	128,451
Progroup AG
5.13%, 04/15/29(a)	EUR200	234,786
5.38%, 04/15/31(a)	EUR200	235,168
Schaeffler AG
3.38%, 10/12/28(a)	EUR400	456,376
4.13%, 05/13/29(a)	EUR300	345,899
4.25%, 04/01/28(a)	EUR400	463,674
4.50%, 03/28/30(a)	EUR500	579,475
4.50%, 05/12/32(a)	EUR400	457,218
4.75%, 08/14/29(a)	EUR400	467,717
5.00%, 05/13/33(a)	EUR300	346,103
5.38%, 04/01/31(a)	EUR300	357,188
Sudzucker International Finance BV, 5.95%, (5-year EURIBOR ICE Swap + 3.70%)(a)(b)(c)	EUR400	459,496
Techem Verwaltungsgesellschaft 675 mbH
4.63%, 07/15/32(a)	EUR400	460,829
5.38%, 07/15/29(a)	EUR200	235,764
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(i)	EUR315	210,488
TMD Friction Group GmbH, 8.25%, 05/15/31(a)	EUR200	241,737
TUI AG, 5.88%, 03/15/29(a)	EUR300	354,999
TUI Cruises GmbH
5.00%, 05/15/30(a)	EUR300	349,803
6.25%, 04/15/29(a)	EUR100	118,759

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
WEPA Hygieneprodukte GmbH
5.63%, 01/15/31(a)	EUR200	$233,637
Series ., 4.50%, 11/30/32(a)	EUR200	221,886
Wintershall Dea Finance 2 BV
6.12%, (5-year EURIBOR ICE Swap + 3.94%)(a)(b)(c)	EUR500	590,612
Series NC8, 3.00%, (5-year EUR Swap + 3.32%)(a)(b)(c)	EUR500	559,302
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR300	341,295
3.00%, 10/23/29(a)	EUR400	442,808
4.75%, 01/31/29(a)	EUR500	578,242
5.50%, 02/17/32(a)	EUR600	685,287
6.13%, 03/13/29(a)	EUR400	476,354
7.00%, 06/12/30(a)	EUR700	857,996
ZF Finance GmbH
2.25%, 05/03/28(a)	EUR300	336,919
3.75%, 09/21/28(a)	EUR400	458,512
		30,363,849
Greece — 2.2%
Alpha Bank SA
4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR300	342,512
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR300	361,967
CrediaBank SA, 7.38%, 06/13/35, (5-year EURIBOR ICE Swap + 5.10%)(a)(b)	EUR100	124,185
Eurobank SA
4.13%, 04/29/37, (5-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR300	336,515
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR200	228,647
6.25%, 04/25/34, (5-year EUR Swap + 3.71%)(a)(b)	EUR200	242,316
10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR200	248,897
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR400	468,344
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR400	449,687
Series ., 3.88%, 05/26/31(a)	EUR400	438,930
Optima bank SA, 5.50%, 09/25/35, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	117,861
Piraeus Bank SA, 5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR300	357,273
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.77%)(a)(b)	EUR300	372,188
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR300	344,215
4.25%, 10/31/30(a)	EUR400	462,031
4.63%, 10/31/31(a)	EUR325	378,053
		5,273,621
Ireland — 0.5%
Eircom Finance DAC
5.00%, 04/30/31(a)	EUR500	582,341
5.75%, 12/15/29(a)	EUR100	118,373
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR300	352,046
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(a)	EUR325	255,295
		1,308,055
Security	Par (000)	Value
Italy — 12.0%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR300	$346,438
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR600	676,815
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR200	224,707
5.50%, 02/27/29(a)	EUR300	354,105
6.88%, 09/13/28(a)	EUR300	362,777
Banca Monte dei Paschi di Siena SpA, 4.38%, 10/02/35, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	233,069
Banca Sella Holding SpA, 4.88%, 07/18/29, (3-mo. EURIBOR + 1.96%)(a)(b)	EUR100	117,685
Banco BPM SpA
4.00%, 01/01/36, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR200	228,020
4.13%, 01/07/38, (5-year EURIBOR ICE Swap + 1.43%)(a)(b)	EUR400	452,588
4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	232,611
5.00%, 06/18/34, (5-year EUR Swap + 2.45%)(a)(b)	EUR400	472,618
BFF Bank SpA, 4.75%, 03/20/29, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR150	172,163
BPER Banca SpA, 8.63%, 01/20/33, (5-year EUR Swap + 6.21%)(a)(b)	EUR200	244,491
BPER Banca SPA, 5.51%, 03/13/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR200	238,458
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR150	117,035
Cesar SpA, 6.50%, 09/30/31(a)	EUR300	354,229
Conceria Pasubio SpA, 9.50%, 07/31/32(a)	EUR250	283,701
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR400	463,020
doValue SpA
5.38%, 11/15/31(a)	EUR300	348,911
7.00%, 02/28/30(a)	EUR100	120,975
Engineering - Ingegneria Informatica - SpA
8.63%, 02/15/30(a)	EUR300	362,081
11.13%, 05/15/28(a)	EUR100	120,083
Esselunga SpA, 1.88%, 10/25/27(a)	EUR300	339,973
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR200	229,306
Fibercop SpA
1.63%, 01/18/29	EUR300	329,681
2.38%, 10/12/27(a)	EUR100	114,179
4.75%, 06/30/30(a)	EUR700	815,569
5.13%, 06/30/32(a)	EUR500	587,723
5.38%, 04/15/31(a)	EUR850	1,008,554
6.88%, 02/15/28(a)	EUR376	452,029
7.75%, 01/24/33	EUR200	266,378
7.88%, 07/31/28(a)	EUR317	391,589
FIS Fabbrica Italiana Sintetici SpA, 5.25%, 02/05/31(a)	EUR200	232,530
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR160	191,970
Gg12 SpA, 6.25%, 04/28/33(a)	EUR300	351,816
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR450	507,362
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR300	340,151
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR400	460,557
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR400	439,984
1.75%, 04/19/31(a)	EUR325	336,482
3.63%, 10/13/32(a)	EUR450	487,843
3.75%, 04/01/30(a)	EUR525	591,170

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Iren SpA, 4.50%, (5-year EURIBOR ICE Swap + 2.21%)(a)(b)(c)	EUR300	$346,617
Italmatch Chemicals SpA, 6.25%, 02/05/31(a)	EUR150	175,266
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR400	469,008
Lottomatica Group SpA
4.63%, 04/30/32(a)	EUR450	520,183
4.88%, 01/31/31(a)	EUR600	703,638
5.38%, 06/01/30(a)	EUR200	236,189
Lutech SpA, 8.13%, 05/15/31(a)	EUR200	233,014
Mediobanca Banca di Credito Finanziario SpA
3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR300	347,465
4.25%, 09/18/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR200	232,088
5.25%, 04/22/34, (5-year EUR Swap + 2.75%)(a)(b)	EUR200	237,873
6.50%, 02/08/33, (5-year EURIBOR ICE Swap + 3.73%)(a)(b)	EUR250	299,502
Multiversity SpA, 7.13%, 05/17/31(a)	EUR300	355,138
Mundys SpA
1.88%, 02/12/28(a)	EUR500	561,970
3.70%, 09/29/31(a)	EUR300	336,756
4.38%, 01/12/32(a)	EUR200	230,163
4.50%, 01/24/30(a)	EUR400	469,395
4.75%, 01/24/29(a)	EUR400	470,533
Optics Bidco SpA, 5.25%, 03/17/55	EUR100	98,493
Piaggio & C SpA, 6.50%, 10/05/30(a)	EUR100	119,568
Prysmian SpA, Series ., 5.25%, (5-year EURIBOR ICE Swap + 3.01%)(a)(b)(c)	EUR600	709,336
Rekeep SpA, 9.00%, 09/15/29(a)	EUR200	177,179
Rossini SARL, 6.75%, 12/31/29(a)	EUR550	656,704
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR200	229,185
4.88%, 05/30/30(a)	EUR400	477,404
TeamSystem SpA
5.00%, 07/01/31(a)	EUR300	332,972
6.50%, 07/01/32(a)	EUR450	516,447
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR385	533,551
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR300	345,433
6.88%, 02/15/28(a)	EUR324	388,622
7.88%, 07/31/28(a)	EUR503	620,677
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR400	441,565
2.38%, 10/12/27(a)	EUR300	343,783
5.25%, 03/17/55	EUR200	231,409
Webuild SpA
4.50%, 05/08/32(a)	EUR325	372,172
4.88%, 04/30/30(a)	EUR300	355,367
5.38%, 06/20/29(a)	EUR300	357,876
7.00%, 09/27/28(a)	EUR300	363,769
Series ., 4.13%, 07/03/31(a)	EUR200	229,766
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR300	309,665
		29,437,167
Japan — 2.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR400	455,929
5.25%, 07/17/29(a)	EUR400	468,766
6.38%, 07/17/33(a)	EUR300	354,309
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR325	357,677
Security	Par (000)	Value
Japan (continued)
3.88%, 07/06/32(a)	EUR200	$204,020
4.00%, 09/19/29(a)	EUR350	389,515
5.00%, 04/15/28(a)	EUR500	581,587
5.25%, 07/30/27(a)	EUR200	232,806
5.25%, 10/10/29(a)	EUR300	344,105
5.38%, 01/08/29(a)	EUR250	291,350
5.75%, 07/08/32(a)	EUR300	331,556
5.88%, Series ., 07/10/31(a)	EUR300	342,485
6.38%, 04/22/30(a)	EUR450	524,285
6.38%, Series ., 07/10/33(a)	EUR200	225,869
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR450	461,792
7.00%, 04/22/32(a)	EUR300	348,622
7.38%, 04/22/34(a)	EUR300	348,623
		6,263,296
Jersey — 0.3%
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR300	355,638
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 5.00%, 07/15/33(a)	EUR300	346,253
		701,891
Lithuania — 0.2%
Akropolis Group Uab, 6.00%, 05/15/30(a)	EUR200	238,290
Maxima Grupe UAB, 4.75%, 05/19/31(a)	EUR200	231,291
		469,581
Luxembourg — 6.6%
Aegis Lux 1a SARL, 5.63%, 10/29/31, (5.63% PIK)(a)(i)	EUR500	584,127
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(a)	EUR500	591,818
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(a)	EUR200	232,469
Altice Financing SA
3.00%, 01/15/28(a)	EUR600	446,477
4.25%, 08/15/29(a)	EUR400	296,697
Altice Finco SA, 4.75%, 01/15/28(a)	EUR300	54,779
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(i)	EUR0 (j)	—
Cidron Aida Finco SARL, 7.00%, 10/27/31(a)	EUR400	439,749
Cullinan Holdco Scsp, 8.50%, 10/15/29(a)	EUR190	216,944
Currenta Group Holdings SARL, 5.50%, 05/15/30(a)	EUR300	349,568
Eleving Group SA, 9.50%, 10/24/30(a)	EUR150	180,700
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR200	241,800
Essendi SA
5.38%, 05/15/30(a)	EUR200	234,054
5.50%, 11/15/31(a)	EUR400	466,003
5.63%, 05/15/32(a)	EUR200	233,262
6.38%, 10/15/29(a)	EUR375	447,405
Eurofins Scientific SE
5.75%, (3-mo. EURIBOR + 3.19%)(a)(b)(c)	EUR200	239,640
6.75%, (3-mo. EURIBOR + 4.24%)(a)(b)(c)	EUR400	478,557
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR200	150,236
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR200	215,245
6.38%, 04/15/29(a)	EUR500	566,493
6.63%, 05/15/28(a)	EUR200	232,107
INEOS Finance PLC
7.25%, 03/31/31(a)	EUR500	542,029
7.88%, 11/15/31(a)	EUR350	384,617
ION Platform Finance SARL
6.50%, 09/30/30(a)	EUR250	246,489

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
6.88%, 09/30/32(a)	EUR300	$280,481
7.88%, 05/01/29(a)	EUR300	323,854
LHMC Finco 2 SARL, 8.63%, 05/15/30, (8.63% Cash and 9.38% PIK)(a)(i)	EUR205	243,341
Luna 1.5 SARL, 10.50%, 07/01/32, (10.50% PIK)(a)(i)	EUR369	452,316
Luna 2.5 SARL, 5.50%, 07/01/32(a)	EUR500	580,218
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR500	588,366
Monitchem HoldCo 3 SA, 8.00%, 07/15/31(a)	EUR400	453,321
NJJ Continental SA
3.88%, 10/15/30(a)	EUR400	457,748
4.50%, 01/30/30(a)	EUR100	116,332
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR200	236,431
Safari Beteiligungs Gmbh, 9.25%, 12/15/28, (9.25 % Cash)(a)(i)	EUR100	76,534
Sani/Ikos Financial Holdings 1 SARL, 7.25%, 07/31/30(a)	EUR200	238,290
SES Financing SARL, 7.38%, (5-year EURIBOR ICE Swap + 4.92%)(a)(b)(c)	EUR300	339,072
SES SA
0.88%, 11/04/27(a)	EUR200	223,144
2.00%, 07/02/28(a)	EUR200	222,655
3.50%, 01/14/29(a)	EUR425	484,588
4.13%, 06/24/30(a)	EUR400	459,704
4.88%, 06/24/33(a)	EUR300	345,852
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR400	458,335
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR300	340,511
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR300	292,742
Takko Fashion GmbH, 10.25%, 04/15/30(a)	EUR190	233,030
Vivion Investments SARL
5.63%, 06/08/30(a)	EUR400	442,617
8.13%, (5-year EURIBOR ICE Swap + 6.16%)(a)(b)(c)	EUR200	207,127
		16,167,874
Netherlands — 4.3%
BE Semiconductor Industries NV, 4.50%, 07/15/31(a)	EUR200	237,093
Boels Topholding BV
5.75%, 05/15/30(a)	EUR300	352,484
6.25%, 02/15/29(a)	EUR200	235,007
Centrient Holding BV, 6.75%, 05/30/30(a)	EUR200	186,833
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR700	778,421
House of HR Group BV, 9.00%, 11/03/29(a)	EUR200	203,774
Koninklijke FrieslandCampina NV, 4.85%, (5-year EURIBOR ICE Swap + 2.85%)(a)(b)(c)	EUR200	229,510
Koninklijke KPN NV
4.88%, (5-year EURIBOR ICE Swap + 1.97%)(a)(b)(c)	EUR300	351,570
6.00%, (5-year EUR Swap + 3.77%)(a)(b)(c)	EUR250	295,935
Maxeda DIY Holding BV, 8.13%, 03/24/31(a)	EUR175	197,512
NIBC Bank NV, 4.50%, 06/12/35, (5-year EURIBOR ICE Swap + 2.50%)(a)(b)	EUR100	116,300
Nouryon Finance BV, 6.13%, 07/15/31(a)	EUR300	350,412
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR300	345,190
Odido Holding BV, 3.75%, 01/15/29(a)	EUR500	574,034
Q-Park Holding I BV
3.88%, 09/01/31(a)	EUR200	226,558
4.25%, 09/01/30(a)	EUR100	115,960
5.13%, 03/01/29(a)	EUR200	234,866
Security	Par (000)	Value
Netherlands (continued)
5.13%, 02/15/30(a)	EUR400	$469,149
Sigma Holdco BV, Series ., 8.63%, 04/15/31	EUR200	179,309
Sunrise FinCo I BV, 4.63%, 05/15/32(a)	EUR525	596,467
Sunrise HoldCo IV BV
3.88%, 06/15/29(a)	EUR200	230,630
5.00%, 07/31/33(a)	EUR275	314,128
Triodos Bank NV, 5.50%, 06/03/37, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR200	228,420
Trivium Packaging Finance BV, 6.63%, 07/15/30(a)	EUR400	479,298
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR170	195,733
Versuni Group BV, 5.75%, 07/01/33(a)	EUR350	391,273
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR400	415,922
5.25%, 01/15/33(a)	EUR300	315,261
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR500	543,443
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR475	465,682
6.13%, 11/15/32(a)	EUR325	316,140
Ziggo BV, 2.88%, 01/15/30(a)	EUR300	321,847
		10,494,161
Norway — 0.5%
HX Hold Co. Ltd., 7.00%, 02/12/30(h)	EUR106	83,202
Var Energi ASA
4.95%, 04/29/86, (5-year EURIBOR ICE Swap + 2.31%)(a)(b)	EUR500	571,021
7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR425	529,296
		1,183,519
Portugal — 1.2%
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR300	322,715
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR500	562,201
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.24%)(a)(b)	EUR500	571,427
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR600	692,943
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR400	465,058
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR300	356,401
		2,970,745
Slovenia — 1.0%
Nova Ljubljanska Banka, 6.88%, 01/24/34, (5-year EURIBOR ICE Swap + 4.23%)(a)(b)	EUR100	122,516
Nova Ljubljanska Banka dd, 10.75%, 11/28/32, (5-year EUR Swap + 8.30%)(a)(b)	EUR200	250,713
Summer BidCo BV, 8.88% (8.88% PIK), 01/31/31(a)(i)	EUR206	242,872
United Group BV
4.63%, 08/15/28(a)	EUR100	115,369
5.25%, 02/01/30(a)	EUR300	346,048
6.25%, 01/31/32(a)	EUR200	231,636
6.38%, 05/14/33(a)	EUR400	460,005
6.50%, 10/31/31(a)	EUR400	471,897
6.75%, 02/15/31(a)	EUR200	237,017
		2,478,073

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain — 4.9%
Abertis Infraestructuras Finance BV
4.74%, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)(c)	EUR300	$344,183
4.75%, (5-year EURIBOR ICE Swap + 2.35%)(a)(b)(c)	EUR500	575,133
4.87%, (5-year EURIBOR ICE Swap + 2.62%)(a)(b)(c)	EUR400	464,453
Almirall SA, 3.75%, 06/15/31(a)	EUR100	114,738
Arena Luxembourg Finance SARL
1.88%, 02/01/28(a)	EUR100	113,727
4.50%, 06/30/31(a)	EUR350	403,425
Audax Renovables SA, 7.50%, 05/22/31(a)	EUR250	292,865
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR500	565,760
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR400	490,450
Cirsa Finance International Sarl, 4.63%, 07/20/32(a)	EUR275	316,414
Cirsa Finance International SARL
4.88%, 10/15/31(a)	EUR400	467,106
6.50%, 03/15/29(a)	EUR300	356,839
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR300	314,583
Eroski S Coop, 5.75%, 05/15/31(a)	EUR300	358,981
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR300	346,947
Grifols SA, 3.88%, 10/15/28(a)	EUR800	916,754
Grupo Antolin Irausa SA
3.50%, 04/30/28(a)(e)(g)	EUR200	106,549
10.38%, 01/30/30(a)(e)(g)	EUR100	53,045
Molins Finance SA, 5.50%, 06/15/33(a)	EUR300	358,605
Neinor Homes SA, 5.88%, 02/15/30(a)	EUR200	238,064
Telefonica Emisiones SA
4.38%, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR500	565,043
4.88%, (8-year EURIBOR ICE Swap + 2.13%)(a)(b)(c)	EUR500	563,701
Telefonica Europe BV
2.38%, (8-year EUR Swap + 2.62%)(a)(b)(c)	EUR500	547,025
2.88%, (6-year EUR Swap + 2.87%)(a)(b)(c)	EUR500	566,427
2.88%, (8-year EUR Swap + 3.07%)(a)(b)(c)	EUR300	342,849
6.14%, (7-year EUR Swap + 3.35%)(a)(b)(c)	EUR600	725,620
Series ., 5.75%, (8-year EURIBOR ICE Swap + 3.12%)(a)(b)(c)	EUR600	717,836
Series ., 6.75%, (8-year EURIBOR ICE Swap + 3.62%)(a)(b)(c)	EUR500	621,907
Via Celere Desarrollos Inmobiliarios SA, 4.88%, 04/15/31(a)	EUR200	225,519
		12,074,548
Sweden — 3.1%
Asmodee Group AB
4.25%, 12/15/31(a)	EUR200	230,549
5.75%, 12/15/29(a)	EUR107	127,392
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR200	237,919
Dometic Group AB
2.00%, 09/29/28(a)	EUR100	110,500
5.00%, 09/11/30(a)	EUR200	225,650
Heimstaden AB
7.36%, 01/24/31(a)	EUR300	351,820
8.38%, 01/29/30(a)	EUR200	241,978
Heimstaden Bostad AB
3.00%, (5-year EUR Swap + 3.27%)(a)(b)(c)	EUR300	336,608
5.00%, (5-year EURIBOR ICE Swap + 2.53%)(a)(b)(c)	EUR325	365,130
Security	Par (000)	Value
Sweden (continued)
6.25%, (5-year EURIBOR ICE Swap + 4.19%)(a)(b)(c)	EUR300	$357,055
Intrum Investments And Financing AB
7.00%, 07/15/31(a)	EUR300	346,467
7.75%, 09/11/27	EUR200	232,936
7.75%, 09/11/28(a)(d)	EUR300	344,136
8.50%, 09/11/29	EUR325	361,975
8.50%, 09/11/30(a)(d)	EUR400	439,417
Samhallsbyggnadsbolaget I Norden Holding AB
0.75%, 11/14/28(a)	EUR300	306,885
1.13%, 09/26/29(a)	EUR400	391,581
2.25%, 07/12/27(a)	EUR100	111,618
5.00%, 10/20/29(a)	EUR100	108,797
Verisure Holding AB
4.13%, 01/02/32(a)	EUR650	750,035
5.50%, 05/15/30(a)	EUR350	414,573
Volvo Car AB
2.50%, 10/07/27(a)	EUR200	228,065
4.20%, 06/10/29(a)	EUR300	347,965
4.25%, 05/31/28(a)	EUR300	348,170
4.75%, 05/08/30(a)	EUR300	355,689
		7,672,910
Switzerland — 0.8%
Adecco International Financial Services BV, 4.88%, 04/23/56, (5-year EURIBOR ICE Swap + 2.19%)(a)(b)	EUR300	340,713
Consolidated Energy Finance SA, 5.00%, 10/15/28(a)	EUR100	111,045
Dufry One BV
3.38%, 04/15/28(a)	EUR400	459,246
4.50%, 05/23/32(a)	EUR300	347,386
4.63%, 06/11/33(a)	EUR200	230,666
4.75%, 04/18/31(a)	EUR325	381,308
		1,870,364
United Kingdom — 8.7%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR300	356,475
Alexandrite Monnet U.K. Holdco PLC, 6.88%, 05/31/31(a)	EUR200	233,690
Allwyn Entertainment Financing U.K. PLC
4.13%, 02/15/31(a)	EUR400	453,849
4.63%, 08/15/31(a)	EUR300	342,678
7.25%, 04/30/30(a)	EUR270	323,533
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR525	624,967
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR600	697,348
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(a)	EUR400	433,078
6.50%, 07/10/31(a)	EUR300	287,433
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR300	221,135
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(a)	EUR400	446,518
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR500	585,759
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR300	343,397
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR400	470,627
British Telecommunications PLC, 5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR400	472,252
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR300	350,316
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR400	448,526
5.00%, 02/28/30(a)	EUR300	348,972

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Drax Finco PLC, 5.88%, 04/15/29(a)	EUR100	$118,379
Entain PLC, 4.88%, 11/30/31(a)	EUR300	348,201
Ephios Subco 1 SARL, 9.25%, 01/15/32, (9.25 % PIK)(a)(i)	EUR225	256,706
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR625	698,611
Iceland Bondco PLC, 6.63%, 08/15/33(a)	EUR100	115,241
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR425	388,574
8.50%, 03/15/29(a)	EUR400	396,989
International Personal Finance PLC, 10.75%, 12/14/29(a)	EUR200	243,594
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR300	347,125
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(a)	EUR200	230,549
Market Bidco Finco PLC, 6.75%, 01/31/31(a)	EUR300	340,784
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR300	295,643
Motion Bondco DAC, 4.50%, 11/15/27(a)	EUR200	218,770
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR325	311,062
Neoen Finco PLC, 5.50%, 06/15/31(a)	EUR350	410,924
Nomad Foods Bondco PLC, 5.25%, 07/15/33(a)	EUR450	517,378
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR300	359,478
PCC Global PLC, 8.25%, 11/15/30(a)	EUR300	286,674
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/31(a)	EUR200	220,309
Pinnacle Bidco PLC, 8.25%, 10/11/28(a)	EUR200	237,406
Playtech PLC, 5.88%, 06/28/28(a)	EUR100	116,897
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR300	322,178
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR300	350,330
Sherwood Financing PLC, 7.63%, 12/15/29(a)	EUR200	234,807
SIG PLC, 9.75%, 10/31/29(a)	EUR200	179,593
Synthomer PLC, 7.38%, 05/02/29(a)	EUR200	189,535
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR300	195,840
1.25%, 01/31/34(a)	EUR300	194,409
4.00%, 04/18/29(a)	EUR300	205,194
4.38%, 01/18/33(a)	EUR500	343,547
Victoria PLC, 9.88%, 08/26/29, (9.88 % Cash)(a)(i)	EUR300	287,982
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR300	224,841
VMED O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR500	490,399
5.63%, 04/15/32(a)	EUR1,050	1,050,561
Vodafone Group PLC
3.00%, 08/27/80(a)(b)	EUR575	629,083
4.13%, 09/12/55, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)	EUR400	448,222
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR300	348,342
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR400	447,339
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR500	611,245
Zegona Finance PLC, 4.25%, 01/15/32(a)	EUR650	744,073
		21,397,367
United States — 13.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR400	459,246
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR200	225,565
Ardagh Group SA, 11.00%, 12/01/30(a)(i)	EUR700	752,718
Security	Par (000)	Value
United States (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR200	$224,645
3.00%, 09/01/29(a)	EUR300	334,847
5.00%, 01/30/31(a)	EUR400	463,554
Ashland Services BV, 2.00%, 01/30/28(a)	EUR200	225,116
Avantor Funding, Inc., 3.88%, 07/15/28(a)	EUR300	345,617
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR350	406,850
7.25%, 07/31/30(a)	EUR300	348,210
Ball Corp., 4.25%, 07/01/32	EUR500	578,313
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR600	695,816
Belden, Inc.
3.38%, 07/15/31(a)	EUR200	219,909
3.88%, 03/15/28(a)	EUR150	172,799
4.25%, 02/01/33(a)	EUR300	335,567
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(a)	EUR725	839,190
Brightstar Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR325	377,171
Brightstar Lottery PLC, 2.38%, 04/15/28(a)	EUR300	340,516
Canpack SA/Canpack U.S. LLC, 4.88%, 01/15/32(a)	EUR250	290,609
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR300	323,963
5.00%, 04/15/31	EUR425	492,771
6.34%, 01/19/29	EUR225	272,499
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR425	490,222
Constellium SE
3.13%, 07/15/29(a)	EUR200	227,266
5.38%, 08/15/32(a)	EUR200	238,088
CoreWeave, Inc., 8.50%, 07/15/32(a)	EUR1,075	1,111,644
Crown European Holdings SACA
3.75%, 09/30/31(a)	EUR300	343,368
4.50%, 01/15/30(a)	EUR300	353,667
4.75%, 03/15/29(a)	EUR325	384,162
5.00%, 05/15/28(a)	EUR300	355,025
Dana Financing Luxembourg SARL, 3.00%, 07/15/29(a)	EUR100	114,979
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR425	493,694
Discovery Global Holdings, Inc.
4.30%, 01/17/30	EUR200	231,690
4.69%, 05/17/33	EUR100	109,630
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(a)	EUR300	356,364
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR400	452,079
General Mills, Inc.
5.25%, 07/16/56, (5-year EURIBOR ICE Swap + 2.39%)(b)	EUR400	450,882
Series ., 4.75%, 07/16/56, (5-year EURIBOR ICE Swap + 2.02%)(b)	EUR600	679,516
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR200	224,301
Graphic Packaging International LLC, 2.63%, 02/01/29(a)	EUR200	222,978
IQVIA, Inc.
2.25%, 01/15/28(a)	EUR450	508,943
2.25%, 03/15/29(a)	EUR600	668,407
2.88%, 06/15/28(a)	EUR300	341,633
4.63%, 06/15/33(a)	EUR575	664,742

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Iron Mountain, Inc., 4.75%, 01/15/34(a)	EUR700	$785,156
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR200	222,398
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR300	346,662
LSF12 Pillar Investments, 5.75%, 05/15/33(a)	EUR400	457,685
MKS, Inc., 4.25%, 02/15/34(a)	EUR525	585,870
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(a)	EUR500	581,015
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR300	338,000
OAK-Eagle Acquireco, Inc., 6.25%, 07/01/33(a)	EUR625	753,929
OI European Group BV
5.25%, 06/01/29(a)	EUR300	346,081
6.25%, 05/15/28(a)	EUR300	349,477
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR300	344,236
5.38%, 10/01/29(a)	EUR200	224,909
6.13%, 02/15/33(a)	EUR400	460,088
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR625	713,685
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR200	213,187
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR200	223,913
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(a)	EUR200	227,898
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, 10/31/28(a)	EUR200	230,116
Samsonite Finco SARL, 4.38%, 02/15/33(a)	EUR200	225,164
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	118,674
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR700	790,698
Silgan Holdings, Inc.
2.25%, 06/01/28	EUR200	224,960
4.25%, 02/15/31(a)	EUR400	456,807
Stellantis NV
6.25%, (5-year EURIBOR ICE Swap + 3.77%)(a)(b)(c)	EUR1,150	1,282,692
6.88%, (5-year EURIBOR ICE Swap + 4.24%)(a)(b)(c)	EUR1,100	1,221,085
Sword Purchaser LLC, 7.25%, 04/15/33(a)	EUR300	356,904
Titan Global Finance PLC
2.75%, 07/09/27(a)	EUR100	114,694
3.50%, 02/04/31(a)	EUR200	227,170
UGI International LLC
2.50%, 12/01/29(a)	EUR200	218,854
5.00%, 06/01/31(a)	EUR200	235,293
VF Corp.
0.25%, 02/25/28	EUR200	217,852
0.63%, 02/25/32	EUR300	282,382
4.25%, 03/07/29	EUR400	461,841
Whirlpool EMEA Finance SARL, 0.50%, 02/20/28	EUR300	322,374
		31,910,520
Total Corporate Bonds & Notes — 97.8% (Cost: $243,402,912)		239,708,586
Security	Shares	Value
Common Stocks
United States — 0.0%
Sentry Holdings Ltd.	25	$—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.8% (Cost: $243,562,349)		239,708,586
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(k)(l)	610,000	610,000
Total Short-Term Securities — 0.3% (Cost: $610,000)		610,000
Total Investments — 98.1% (Cost: $244,172,349)		240,318,586
Other Assets Less Liabilities — 1.9%		4,741,413
Net Assets — 100.0%		$245,059,999

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$580,000 (a)	$—	$—	$—	$610,000	610,000	$7,533	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	215,595,000	USD	247,636,729	Deutsche Bank AG	08/04/26	$976,609
GBP	10,000	USD	13,450	UBS AG	08/04/26	27
EUR	825,000	USD	950,303	Deutsche Bank AG	09/02/26	2,140
EUR	2,165,000	USD	2,493,805	HSBC Bank PLC	09/02/26	5,636
						984,412
USD	1,121,928	EUR	980,000	Deutsche Bank AG	08/04/26	$(8,158)
USD	3,777,950	EUR	3,300,000	Goldman Sachs International	08/04/26	(27,445)
USD	233,132,890	EUR	204,220,000	HSBC Bank PLC	08/04/26	(2,357,740)
USD	5,325,286	EUR	4,675,000	JPMorgan Chase Bank N.A.	08/04/26	(65,689)
USD	5,244,570	EUR	4,585,000	State Street Bank & Trust Company	08/04/26	(42,622)
USD	13,235	GBP	10,000	Deutsche Bank AG	08/04/26	(243)
USD	247,921,896	EUR	215,595,000	Deutsche Bank AG	09/02/26	(977,357)
USD	13,450	GBP	10,000	UBS AG	09/02/26	(27)
						(3,479,281)
						$(2,494,869)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$239,708,586	$—	$239,708,586
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	610,000	—	—	610,000
	$610,000	$239,708,586	$—	$240,318,586
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$984,412	$—	$984,412
Liabilities
Foreign Currency Exchange Contracts	—	(3,479,281)	—	(3,479,281)
	$—	$(2,494,869)	$—	(2,494,869)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind